   Supplement dated January 1, 2002 to Prospectus and Statement of Additional
                         Information dated May 1, 2001
            for the Pacific One Select, a variable annuity contract
                    issued by Pacific Life Insurance Company

                       Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

                       This supplement changes the Prospectus to reflect the following, and restates information contained in a Supplement dated October 12, 2001:

                      ---------------------------------------------------------
The portfolio          Effective December 1, 2001, Putnam Investment
manager for the        Management, Inc. became the portfolio manager of the
Aggressive Equity      Aggressive Equity Portfolio and the Equity Portfolio.
Portfolio and the
Equity Portfolio
has changed.

                      ---------------------------------------------------------
The Equity Income      Effective January 1, 2002, the name of the Equity
variable investment    Income Variable Investment Option is changed to the
option has changed     Large-Cap Core Variable Investment Option.
its name.
                       This reflects a change in name of the underlying Equity
                       Income Portfolio managed by J.P. Morgan Investment
                       Management, Inc. Any reference to the Equity Income
                       Portfolio, Subaccount, or Variable Investment Option throughout the Prospectus and/or Supplement is revised to be the Large-Cap Core Portfolio, Subaccount, or Variable Investment Option.

                      ---------------------------------------------------------
Two new Variable       Effective January 1, 2002, two new Variable Investment
Investment Options     Options are available and are added to the list on page
are available.         1 of the Prospectus:

                                        Equity Income
                                        Research

                       References to the 31 Variable Investment Options throughout the Prospectus are revised to be 33 Variable Investment Options.

                      ---------------------------------------------------------
The Fixed Option is    Subject to state approval, the Fixed Option will not be
not available.         available for new Contracts issued on or after January
                       14, 2002. All references to the Fixed Option in the Prospectus and Statement of Additional Information will not apply to such Contracts. Ask your registered representative for the current status in your state.

                       In states where approval has not yet been received, for Contracts issued on or after January 14, 2002, allocations of Purchase Payments or Contract Value to the Fixed Option will not be permitted. We will notify you when allocations to the Fixed Option may be made.

                      ---------------------------------------------------------
An OVERVIEW OF         The following is added to the Optional Riders section
PACIFIC ONE SELECT     of the Prospectus:
is amended.
                       Guaranteed Protection Advantage Rider

                       The optional Guaranteed Protection Advantage Rider provides for an additional amount that may be added to your Contract Value when an asset allocation program, established and maintained by us for this Rider, is used for a 10-year period (the "Term"). The Term begins on the Effective Date of the Rider. Your entire Contract Value must be invested in an asset allocation program during the entire Term for the additional amount to be added to your Contract. Subject to certain limitations, you can buy the Guaranteed Protection Advantage Rider at any time during the Contract Year. The Guaranteed Protection Advantage Rider may not be available. Ask your registered representative about its current availability.

                      ---------------------------------------------------------
                       The side note to the Optional Riders section is changed to read as follows:

                       Optional Riders are subject to availability. Ask your registered representative about their current status.

                      ---------------------------------------------------------
                       The Contract Expenses section of the Prospectus is amended by adding the following:

                       Guaranteed Protection Charge,
                       as a percentage of Contract Value               0.10%/4/

                       /4/ If you buy the Guaranteed Protection Advantage Rider
                           (subject to availability), we deduct this charge from your Investment Options on each Contract Anniversary following the Effective Date of the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination.

                      ---------------------------------------------------------
An OVERVIEW OF         The Pacific Select Fund Annual Expenses is replaced:
PACIFIC ONE SELECT--
Pacific Select Fund    The table below shows the advisory fee and Fund
Annual Expenses is     expenses as an annual percentage of each Portfolio's
amended.               average daily net assets, based on the year 2000 unless
                       otherwise noted. To help limit Fund expenses, effective
                       July 1, 2000 Pacific Life contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. Any amounts repaid to us will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. For each Portfolio, our right to repayment of amounts waived and/or reimbursed is limited to amounts that do not cause such expenses to exceed the new 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2002. In 2000, we reimbursed approximately $13,202 to the I-Net
                       Tollkeeper Portfolio, $36,311 to the Strategic Value
                       Portfolio, $34,134 to the Focused 30 Portfolio and
                       $27,505 to the Small-Cap Index Portfolio.

                   -------------------------------------------------------------------------------------
                                                                                 Less
                                             Advisory Other    12b-1    Total    adviser's     Total net
                   Portfolio                 fee      expenses amounts+ expenses reimbursement expenses
                   -------------------------------------------------------------------------------------
                                                     As an annual % of average daily net assets
                   Blue Chip/1/              0.95     0.06     --       1.01      --           1.01
                   Aggressive Growth/1/      1.00     0.06     --       1.06      --           1.06
                   Emerging Markets/2/       1.10     0.21     --       1.31      --           1.31
                   Diversified Research/2/   0.90     0.08     0.01     0.99      --           0.99
                   Small-Cap Equity/2/       0.65     0.05     --       0.70      --           0.70
                   International Large-Cap   1.05     0.12     --       1.17      --           1.17
                   I-Net Tollkeeper/2/,/3/   1.40     0.13     --       1.53     (0.02)        1.51
                   Financial Services/1/     1.10     0.15     --       1.25     (0.05)        1.20
                   Health Sciences/1/        1.10     0.11     --       1.21     (0.01)        1.20
                   Technology/1/             1.10     0.08     --       1.18      --           1.18
                   Telecommunications/1/     1.10     0.08     --       1.18      --           1.18
                   Multi-Strategy            0.65     0.04     --       0.69      --           0.69
                   Large-Cap Core/2/         0.65     0.04     0.01     0.70      --           0.70
                   Strategic Value           0.95     0.49     --       1.44     (0.39)        1.05
                   Growth LT                 0.75     0.04     --       0.79      --           0.79
                   Focused 30                0.95     0.42     --       1.37     (0.32)        1.05
                   Mid-Cap Value/2/          0.85     0.03     0.10     0.98      --           0.98
                   International Value       0.85     0.11     --       0.96      --           0.96
                   Capital Opportunities/1/  0.80     0.06     --       0.86      --           0.86
                   Mid-Cap Growth/1/         0.90     0.06     --       0.96      --           0.96
                   Global Growth/1/          1.10     0.19     --       1.29      --           1.29
                   Equity Index              0.25     0.04     --       0.29      --           0.29
                   Small-Cap Index/2/        0.50     0.13     --       0.63     (0.02)        0.61
                   REIT                      1.10     0.04     --       1.14      --           1.14
                   Inflation Managed/2/      0.60     0.05     --       0.65      --           0.65
                   Managed Bond/2/           0.60     0.05     --       0.65      --           0.65
                   Money Market              0.34     0.04     --       0.38      --           0.38
                   High Yield Bond/2/        0.60     0.05     --       0.65      --           0.65
                   Equity Income/1/          0.95     0.15     --       1.10     (0.05)        1.05
                   Research/1/               1.00     0.12     --       1.12     (0.02)        1.10
                   Equity                    0.65     0.04     --       0.69      --           0.69
                   Aggressive Equity/2/      0.80     0.04     0.02     0.86      --           0.86
                   Large-Cap Value/2/        0.85     0.05     0.05     0.95      --           0.95
                   -------------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 2000 because the Portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these Portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.30% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.50% for I-Net Tollkeeper Portfolio (adjusted for the reduced advisory fee/3/), 0.69% for Large-Cap Core Portfolio, 0.88% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, 0.64% for High Yield Bond Portfolio, 0.84% for Aggressive Equity Portfolio, and 0.90% for Large-Cap Value Portfolio.
                       /3/ Effective January 1, 2002, the advisory fee is
                           reduced from the annual rate of 1.50% of average daily net assets to 1.40%.
                       + The Fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a Portfolio pays the cost of brokerage when it buys or sells a Portfolio security, there are no fees or charges to the Fund under the plan. Recaptured commissions may be used to promote and market Fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
An OVERVIEW OF         The Examples section of the Prospectus is replaced with
PACIFIC ONE SELECT--   the following:
Examples is replaced.
                       The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Variable Investment Options have an annual return
                         of 5%;

                       . our current program to reimburse to Pacific Select
                         Fund Portfolio expenses in excess of the 0.10% expense cap as described in Pacific Select Fund Annual Expenses will continue for at least 10 years.

                       without any Rider reflects the expenses you would pay if you did not buy any of the following optional
                       Riders: Stepped-Up Death Benefit Rider (SDBR), Premier Death Benefit Rider (PDBR), Earnings Enhancement Guarantee (EEG) Rider, and Guaranteed Protection Advantage Rider, collectively referred to below as "Riders". Riders may be subject to availability. Ask your registered representative about their current status.

                       with Riders reflects the maximum amount of expenses you would pay if you bought the optional combination of Riders whose cumulative expense totaled more than any other optional combination.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Blue Chip
                   without any Rider   27   83  141   299   27   83  141   299   27   83  141   299
                   with Riders         34  104  175   365   34  104  175   365   34  104  175   365
                   ---------------------------------------------------------------------------------
                   Aggressive Growth
                   without any Rider   27   84  143   304   27   84  143   304   27   84  143   304
                   with Riders         34  105  178   370   34  105  178   370   34  105  178   370
                   ---------------------------------------------------------------------------------
                   Emerging Markets
                   without any Rider   30   91  155   326   30   91  155   326   30   91  155   326
                   with Riders         37  112  189   391   37  112  189   391   37  112  189   391
                   ---------------------------------------------------------------------------------
                   Diversified Research
                   without any Rider   27   82  139   296   27   82  139   296   27   82  139   296
                   with Riders         34  103  174   363   34  103  174   363   34  103  174   363
                   ---------------------------------------------------------------------------------
                   Small-Cap Equity
                   without any Rider   24   73  125   267   24   73  125   267   24   73  125   267
                   with Riders         31   94  160   336   31   94  160   336   31   94  160   336
                   ---------------------------------------------------------------------------------
                   International Large-Cap
                   without any Rider   28   87  149   314   28   87  149   314   28   87  149   314
                   with Riders         36  108  183   380   36  108  183   380   36  108  183   380
                   ---------------------------------------------------------------------------------
                   I-Net Tollkeeper
                   without any Rider   32   97  165   346   32   97  165   346   32   97  165   346
                   with Riders         39  118  199   409   39  118  199   409   39  118  199   409
                   ---------------------------------------------------------------------------------
                   Financial Services
                   without any Rider   29   88  150   317   29   88  150   317   29   88  150   317
                   with Riders         36  109  184   382   36  109  184   382   36  109  184   382
                   ---------------------------------------------------------------------------------
                   Health Sciences
                   without any Rider   29   88  150   317   29   88  150   317   29   88  150   317
                   with Riders         36  109  184   382   36  109  184   382   36  109  184   382
                   ---------------------------------------------------------------------------------
                   Technology
                   without any Rider   29   88  149   315   29   88  149   315   29   88  149   315
                   with Riders         36  109  183   381   36  109  183   381   36  109  183   381
                   ---------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Telecommunications
                   without any Rider   29   88  149   315   29   88  149   315   29   88  149   315
                   with Riders         36  109  183   381   36  109  183   381   36  109  183   381
                   ---------------------------------------------------------------------------------
                   Multi-Strategy
                   without any Rider   24   73  125   267   24   73  125   267   24   73  125   267
                   with Riders         31   94  160   336   31   94  160   336   31   94  160   336
                   ---------------------------------------------------------------------------------
                   Large-Cap Core (formerly called Equity Income)
                   without any Rider   24   73  125   267   24   73  125   267   24   73  125   267
                   with Riders         31   94  160   336   31   94  160   336   31   94  160   336
                   ---------------------------------------------------------------------------------
                   Strategic Value
                   without any Rider   27   84  143   303   27   84  143   303   27   84  143   303
                   with Riders         34  105  177   369   34  105  177   369   34  105  177   369
                   ---------------------------------------------------------------------------------
                   Growth LT
                   without any Rider   25   76  130   277   25   76  130   277   25   76  130   277
                   with Riders         32   97  165   345   32   97  165   345   32   97  165   345
                   ---------------------------------------------------------------------------------
                   Focused 30
                   without any Rider   27   84  143   303   27   84  143   303   27   84  143   303
                   with Riders         34  105  177   369   34  105  177   369   34  105  177   369
                   ---------------------------------------------------------------------------------
                   Mid-Cap Value
                   without any Rider   26   79  134   286   26   79  134   286   26   79  134   286
                   with Riders         33  100  169   353   33  100  169   353   33  100  169   353
                   ---------------------------------------------------------------------------------
                   International Value
                   without any Rider   26   81  138   294   26   81  138   294   26   81  138   294
                   with Riders         33  102  173   361   33  102  173   361   33  102  173   361
                   ---------------------------------------------------------------------------------
                   Capital Opportunities
                   without any Rider   25   78  133   284   25   78  133   284   25   78  133   284
                   with Riders         32   99  168   352   32   99  168   352   32   99  168   352
                   ---------------------------------------------------------------------------------
                   Mid-Cap Growth
                   without any Rider   26   81  138   294   26   81  138   294   26   81  138   294
                   with Riders         33  102  173   361   33  102  173   361   33  102  173   361
                   ---------------------------------------------------------------------------------
                   Global Growth
                   without any Rider   30   91  155   326   30   91  155   326   30   91  155   326
                   with Riders         37  112  189   390   37  112  189   390   37  112  189   390
                   ---------------------------------------------------------------------------------
                   Equity Index
                   without any Rider   20   61  105   226   20   61  105   226   20   61  105   226
                   with Riders         27   82  140   298   27   82  140   298   27   82  140   298
                   ---------------------------------------------------------------------------------
                   Small-Cap Index
                   without any Rider   23   70  120   258   23   70  120   258   23   70  120   258
                   with Riders         30   91  156   327   30   91  156   327   30   91  156   327
                   ---------------------------------------------------------------------------------
                   REIT
                   without any Rider   28   86  147   311   28   86  147   311   28   86  147   311
                   with Riders         35  107  182   377   35  107  182   377   35  107  182   377
                   ---------------------------------------------------------------------------------
                   Inflation Managed (formerly called Government
                    Securities)
                   without any Rider   23   71  121   260   23   71  121   260   23   71  121   260
                   with Riders         30   92  157   329   30   92  157   329   30   92  157   329
                   ---------------------------------------------------------------------------------
                   Managed Bond
                   without any Rider   23   71  122   262   23   71  122   262   23   71  122   262
                   with Riders         30   93  158   331   30   93  158   331   30   93  158   331
                   ---------------------------------------------------------------------------------
                   Money Market
                   without any Rider   21   64  109   235   21   64  109   235   21   64  109   235
                   with Riders         28   85  145   306   28   85  145   306   28   85  145   306
                   ---------------------------------------------------------------------------------
                   High Yield Bond
                   without any Rider   23   72  123   263   23   72  123   263   23   72  123   263
                   with Riders         30   93  158   332   30   93  158   332   30   93  158   332
                   ---------------------------------------------------------------------------------
                   Equity Income
                   without any Rider   27   84  143   303   27   84  143   303   27   84  143   303
                   with Riders         37  113  191   395   37  113  191   395   37  113  191   395
                   ---------------------------------------------------------------------------------
                   Research
                   without any Rider   28   85  145   307   28   85  145   307   28   85  145   307
                   with Riders         38  115  194   400   38  115  194   400   38  115  194   400
                   ---------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Equity
                   without any Rider   24   73  125   267   24   73  125   267   24   73  125   267
                   with Riders         31   94  160   336   31   94  160   336   31   94  160   336
                   ---------------------------------------------------------------------------------
                   Aggressive Equity
                   without any Rider   25   77  132   282   25   77  132   282   25   77  132   282
                   with Riders         32   99  167   350   32   99  167   350   32   99  167   350
                   ---------------------------------------------------------------------------------
                   Large-Cap Value
                   without any Rider   26   79  135   288   26   79  135   288   26   79  135   288
                   with Riders         33  100  170   355   33  100  170   355   33  100  170   355
                   ---------------------------------------------------------------------------------

                       The purpose of the preceding table is to help you understand the various costs and expenses that you may bear directly or indirectly. The table reflects expenses of the Separate Account as well as those of the underlying Portfolios. Premium taxes may also be applicable. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS, WITHDRAWALS, and Pacific Select Fund Annual Expenses, in the Prospectus and see the Fund's SAI.

                      ---------------------------------------------------------
YOUR INVESTMENT        The chart in the Your Variable Investment Options
OPTIONS is amended.    section is amended to include the following:

PORTFOLIO                INVESTMENT GOAL         THE PORTFOLIO'S         PORTFOLIO
                                                 MAIN INVESTMENTS        MANAGER
Equity Income            Current income.         Equity securities of    Putnam Investment Management, Inc.
                         Capital growth is of    large U.S. companies
                         secondary importance.   with a focus on
                                                 income-producing
                                                 securities believed to
                                                 be undervalued by the
                                                 market.

Research                 Long-term growth of     Equity securities of    Putnam Investment Management, Inc.
                         capital.                large U.S. companies
                                                 with potential for
                                                 capital appreciation.


Equity                   Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                         Current income is of    large U.S. growth-
                         secondary importance.   oriented companies.

Aggressive Equity        Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                                                 small and medium-sized
                                                 companies.


                      ---------------------------------------------------------
                       The second sentence of the sub-section The Investment Adviser is revised to read:

                       We and the Fund have retained other portfolio managers, supervised by us, for 31 of the Portfolios.

                      ---------------------------------------------------------
PURCHASING YOUR        The Purchasing the Earnings Enhancement Guarantee (EEG)
CONTRACT is            Rider (Optional) section is restated as follows:
amended.
                       Purchasing the Earnings Enhancement Guarantee (EEG)
                       Rider (Optional)

                       You may purchase the EEG Rider (subject to availability) on the Contract Date or on the first Contract Anniversary. For Contracts issued prior to May 1, 2001, you may purchase the EEG Rider on any Contract Anniversary through December 31, 2002. If you buy the EEG Rider within 30 days after the Contract Date or Contract Anniversary, we will make the Effective Date of the EEG Rider to coincide with that Contract Date or Contract Anniversary. The Earnings Enhancement Guarantee (EEG) Rider is also called the Guaranteed Earnings Enhancement (GEE) Rider.

                       You may purchase the EEG Rider only if the age of each Annuitant is 75 years or younger on the date of purchase. The date of purchase is the Effective Date of the Rider as shown in your Contract. Once purchased, the Rider will remain in effect until the earlier of:

                        . the date a full withdrawal of the amount available
                          for withdrawal is made under the Contract;
                        . the date a death benefit becomes payable under the
                          Contract;
                        . the date the Contract is terminated in accordance
                          with the provisions of the Contract; or
                        . the Annuity Date.

                       The EEG Rider may not otherwise be cancelled.
                      ---------------------------------------------------------

                       The PURCHASING YOUR CONTRACT section is amended by adding the following:

                       Purchasing the Guaranteed Protection Advantage Rider (Optional)

                       You may purchase the optional Guaranteed Protection Advantage Rider (subject to availability) on the Contract Date or on any subsequent Contract Anniversary if:

                       . the age of each Annuitant is 80 years or younger on the date of purchase;

                       . the date of the purchase is at least 10 years prior to your selected Annuity Date; and

                       . if you use an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

                       If you purchase the Guaranteed Protection Advantage Rider within 30 days after the Contract Date or a Contract Anniversary, the Effective Date of the Rider will be that Contract Date or Anniversary. If you purchase the Rider 30 days or more after the Contract Date or the Contract Anniversary, the Effective Date of the Rider will be the next Contract Anniversary. The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the "Term") beginning on the Effective Date of the Rider and, subject to certain limitations, each 10-year period thereafter.

                       On the last day of a Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than a specified amount (the "Guaranteed Protection Amount"). The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Guaranteed Protection Amount. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to the allocations used in your most recent asset allocation program.

                       The Guaranteed Protection Amount is equal to (a) plus
                       (b) minus (c) as indicated below:

                       (a) is the Contract Value at the start of a Term;

                       (b) is a percentage of each additional Purchase
                           Payment, as determined from the table below, paid to the Contract during a Term;

                       (c) is a pro rata adjustment for withdrawals made from
                           the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, to the Contract Value immediately prior to the withdrawal.

                       ---------------------------------------------
                       Contract
                       Year Since     Percentage of Purchase Payment
                       Beginning of   Added to Guaranteed Protection
                       Current Term   Amount
                       ---------------------------------------------
                       1 through 4                 100%
                       5                            90%
                       6                            85%
                       7                            80%
                       8 through 10                 75%
                       ---------------------------------------------

                       For purposes of determining the Contract Value at the start of the initial Term, if the Effective Date of the Rider is the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Effective Date of the Rider is a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary. For any subsequent Term, the Contract Value is equal to the Contract Value on the last day of the then prior Term.

                       If, on the last day of a Term, the Contract is annuitized, the first death of an Owner or the death of the last surviving Annuitant occurs, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Guaranteed Protection Advantage Rider before the payment of any annuity or death benefits, or full withdrawal.

                       No additional amount will be made if the Contract Value on the last day of the Term is greater than the Guaranteed Protection Amount.

                       On or before the end of the Term, you can elect to either terminate the Rider, or renew the Rider for another Term provided:

                       . all Annuitant(s) are 80 years or younger at the start of each renewed Term; and

                       . the new Term does not extend beyond your selected Annuity Date.

                       We will contact you at least 30 days before the end of each Term. If we do not receive an election from you prior to the end of each Term, we will automatically renew the Rider for another Term, subject to the restrictions set forth above. If you elect to terminate the Rider, the termination will be effective the day immediately following the end of the Term.

                       The Guaranteed Protection Advantage Rider will remain in effect until the earlier of:

                       . the end of a Term, unless the Rider renews for another Term; or

                       . the Contract Anniversary immediately following the date any portion of the Contract Value is no longer invested in an asset allocation program established and maintained by us for this Rider; or

                       . the Contract Anniversary immediately following the date we receive notification from the Owner to terminate this Rider; or

                       . the date a full withdrawal of the amount available for withdrawal is made under the Contract; or

                       . the date of first death of an Owner or the date of death of the last surviving Annuitant; or

                       . the date the Contract is terminated in accordance with the provisions of the Contract; or

                       .  the Annuity Date.

                       If the Owner dies during a Term and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue until the end of the Term. Subject to the terms of the Rider, the surviving spouse may renew the Rider for another Term, provided the surviving spouse is age 80 or younger at the start of the new Term and the new Term does not extend beyond the selected Annuity Date.

                      ---------------------------------------------------------
                       The PURCHASING YOUR CONTRACT section is amended by adding the following:

                       Information About Optional Riders and IRAs

                       There are special considerations for purchases of any optional death benefit rider. As of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may generally not invest in life insurance contracts. We believe that these regulations do not prohibit the optional death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA. However, the law is unclear and it is possible that a Contract that has an optional death benefit rider and is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA could be disqualified and may result in increased taxes to the Owner.

                       It is our understanding that the charges relating to the optional death benefit riders are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report the rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                      ---------------------------------------------------------
PURCHASING YOUR        The second paragraph of the sub-section Making Your
CONTRACT--Making       Initial Investment is replaced with the following:
Your Investments
("Purchase             You must obtain our consent before making an initial or
Payments") is          additional Investment that will bring your aggregate
amended.               Investments over $250,000.

                       The sub-section Forms of Investment is replaced with the following:

                       Forms of Investment

                       Your initial and additional Investments may be sent by personal or bank check or by wire transfer. You may also make additional PAC Investments via electronic funds transfer. All checks must be drawn on U.S. funds. We reserve the right to reject:

                        .  cash;
                        . credit card or checks drawn against a credit card account;
                        . cashier's check, money orders or travelers checks in single denominations of less than $10,000;
                        . cashier's checks, money orders, traveler's checks or personal checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank);
                        . third party checks when there is not a clear connection of the third party to the underlying transaction; and
                        .  wires that originate from foreign banks.

                       If you make Investments by check other than a cashier's check, your payment of any withdrawal proceeds and any refund during the "Right to Cancel" period may be delayed until your check has cleared.

                      ---------------------------------------------------------
                       The CHARGES, FEES AND DEDUCTIONS section is amended by adding the following:

CHARGES, FEES AND      Annual Guaranteed Protection Charge (Optional Rider)
DEDUCTIONS is
amended.               If you purchase the Guaranteed Protection Advantage
                       Rider, we will deduct a Guaranteed Protection Charge from your Investment Options on a proportionate basis on each Contract Anniversary that the Rider remains in effect following the Effective Date of the Rider, and if you terminate the Rider. The Guaranteed Protection
                       Charge is equal to 0.10% multiplied by your Contract
                       Value on the date the Charge is deducted.

                       Any portion of the Guaranteed Protection Charge we deduct from the Fixed Option will not be greater than the annual interest credited in excess of 3%. If you make a full withdrawal during a Contract Year, we will deduct the entire Guaranteed Protection Charge for the Contract Year from the final payment made to you.

                      ---------------------------------------------------------
RETIREMENT BENEFITS    The 3rd paragraph of Choosing Your Annuity Date
AND OTHER PAYOUTS      ("Annuity Start Date") is replaced with the following:
is amended.
                       Your Annuity Date cannot be earlier than your first
                       Contract Anniversary and must occur on or before a certain date. For Contracts issued before January 1, 2002, your Annuity Date cannot be later than the sole
                       Annuitant's 100th birthday. If your Contract has Joint
                       Annuitants, your Annuity Date cannot be later than the younger Annuitant's 100th birthday. Subject to state availability, for Contracts issued on or after January
                       1, 2002, your Annuity Date will be the sole or younger
                       Joint Annuitant's 95th birthday. Different requirements may apply in some states. However, to meet IRS minimum distribution rules, your required minimum distribution date may be earlier than your Annuity Date. If your Contract is a Qualified Contract, you may also be subject to additional restrictions. Adverse federal tax consequences may result if you choose an Annuity Date that is prior to an Annuitant's attained age 59 1/2.
                       See the FEDERAL TAX STATUS section in the Prospectus.

                      ---------------------------------------------------------
                       The 1st paragraph of the Default Annuity Date and Options is revised as follows:

                       If your Contract is issued before January 1, 2002, if you have a Non-Qualified Contract and you do not choose an Annuity Date when you submit your application, your Annuity Date will be your Annuitant's or your younger Annuitant's 100th birthday, whichever applies. Subject to state availability, if your Contract is issued on or after January 1, 2002, if you have a Non-Qualified Contract and you do not choose an Annuity Date when you submit your application, your Annuity Date will be your Annuitant's or your younger Annuitant's 95th birthday, whichever applies. Some states' laws may require a different Annuity Date. Certain Qualified Plans may require distribution to occur at an earlier age.

                      ---------------------------------------------------------
FEDERAL TAX            The sub-section Taxes Payable on Optional Riders is
STATUS--Taxes          replaced with the following:
Payable by Contract
Owners: General        It is our understanding that the charges relating to
Rules is amended.      any optional death benefit rider (SDBR, or PDBR, and/or
                       EEG) are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report any optional death benefit rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                       Additionally, as of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may not invest in life insurance contracts. However, a Contract that is used as an IRA may provide for a death benefit that equals the greater of the Purchase Payments made and the Contract Value.

                       The Contract offers various optional death benefits riders that, when combined with the Contract, may exceed the death benefit allowable under IRS Regulations. Although, we believe that these regulations do not prohibit the optional death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA, the law is unclear. It is possible that the IRS may disqualify the Contract if it is issued with an optional death benefit rider, which may result in certain deemed distributions, increases in taxes, or, possibly, tax penalties. You should consult with a qualified tax advisor before deciding to purchase any optional death benefit rider in connection with any IRA Contract.

                      ---------------------------------------------------------
THE GENERAL            The sub-section Fixed Option is amended to include the
ACCOUNT--              following:
Withdrawals and
Transfers is           For Contracts issued before January 14, 2002, we have
amended.               waived the restrictions that limits transfers from the
                       Fixed Option to one transfer within the 30 days after the end of each Contract Anniversary. We also have waived the limitations on the maximum amount you may transfer from the Fixed Option in any given Contract year. Our current procedure is to process requests for transfers from the Fixed Option that are within the maximum number of allowable transfers among the Investment Options each calendar year; i.e. beginning
                       January 1, 2002, transfers are limited to 25 for each calendar year.

                       Transfers from the Fixed Option under the DCA program are also subject to a minimum duration of six months.

        Supplement dated January 1, 2002 to Prospectus dated May 1, 2001 for the Pacific One, a variable annuity contract
                    issued by Pacific Life Insurance Company

                       Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

                       This supplement changes the Prospectus to reflect the following, and restates information contained in a Supplement dated October 12, 2001:

                      ---------------------------------------------------------
The portfolio          Effective December 1, 2001, Putnam Investment
manager for the        Management, Inc. became the portfolio manager of the
Aggressive Equity      Aggressive Equity Portfolio and the Equity Portfolio.
Portfolio and the
Equity Portfolio
has changed.

                      ---------------------------------------------------------
The Equity Income      Effective January 1, 2002, the name of the Equity
variable investment    Income Variable Investment Option is changed to the
option has changed     Large-Cap Core Variable Investment Option.
its name.
                       This reflects a change in name of the underlying Equity
                       Income Portfolio managed by J.P. Morgan Investment
                       Management, Inc. Any reference to the Equity Income
                       Portfolio, Subaccount, or Variable Investment Option throughout the Prospectus and/or Supplement is revised to be the Large-Cap Core Portfolio, Subaccount, or Variable Investment Option.

                      ---------------------------------------------------------
Two new Variable       Effective January 1, 2002, two new Variable Investment
Investment Options     Options are available and are added to the list on page
are available.         1 of the Prospectus:

                                        Equity Income
                                        Research

                       References to the 31 Variable Investment Options throughout the Prospectus are revised to be 33 Variable Investment Options.

                      ---------------------------------------------------------
An OVERVIEW OF         The following is added to the Optional Riders section
PACIFIC ONE is         of the Prospectus:
amended.
                       Guaranteed Protection Advantage Rider

                       The optional Guaranteed Protection Advantage Rider provides for an additional amount that may be added to your Contract Value when an asset allocation program, established and maintained by us for this Rider, is used for a 10-year period (the "Term"). The Term begins on the Effective Date of the Rider. Your entire Contract Value must be invested in an asset allocation program during the entire Term for the additional amount to be added to your Contract. Subject to certain limitations, you can buy the Guaranteed Protection Advantage Rider at any time during the Contract Year. The Guaranteed Protection Advantage Rider may not be available. Ask your registered representative about its current availability.

                      ---------------------------------------------------------
                       The side note to the Optional Riders section is changed to read as follows:

                       Optional Riders are subject to availability. Ask your registered representative about their current status.

                      ---------------------------------------------------------
                       The Contract Expenses section of the Prospectus is amended by adding the following:

                       Guaranteed Protection Charge,
                       as a percentage of Contract Value          0.10%/6/

                       /6/ If you buy the Guaranteed Protection Advantage Rider
                           (subject to availability), we deduct this charge from your Investment Options on each Contract Anniversary following the Effective Date of the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination.

                      ---------------------------------------------------------
An OVERVIEW OF         The Pacific Select Fund Annual Expenses is replaced:
PACIFIC ONE--
Pacific Select Fund    The table below shows the advisory fee and Fund
Annual Expenses is     expenses as an annual percentage of each Portfolio's
amended.               average daily net assets, based on the year 2000 unless
                       otherwise noted. To help limit Fund expenses, effective
                       July 1, 2000 Pacific Life contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. Any amounts repaid to us will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. For each Portfolio, our right to repayment of amounts waived and/or reimbursed is limited to amounts that do not cause such expenses to exceed the new 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2002. In 2000, we reimbursed approximately $13,202 to the I-Net
                       Tollkeeper Portfolio, $36,311 to the Strategic Value
                       Portfolio, $34,134 to the Focused 30 Portfolio and
                       $27,505 to the Small-Cap Index Portfolio.

                   -------------------------------------------------------------------------------------
                                                                                 Less
                                             Advisory Other    12b-1    Total    adviser's     Total net
                   Portfolio                 fee      expenses amounts+ expenses reimbursement expenses
                   -------------------------------------------------------------------------------------
                                                     As an annual % of average daily net assets
                   Blue Chip/1/              0.95     0.06     --       1.01      --           1.01
                   Aggressive Growth/1/      1.00     0.06     --       1.06      --           1.06
                   Emerging Markets/2/       1.10     0.21     --       1.31      --           1.31
                   Diversified Research/2/   0.90     0.08     0.01     0.99      --           0.99
                   Small-Cap Equity/2/       0.65     0.05     --       0.70      --           0.70
                   International Large-Cap   1.05     0.12     --       1.17      --           1.17
                   I-Net Tollkeeper/2/,/3/   1.40     0.13     --       1.53     (0.02)        1.51
                   Financial Services/1/     1.10     0.15     --       1.25     (0.05)        1.20
                   Health Sciences/1/        1.10     0.11     --       1.21     (0.01)        1.20
                   Technology/1/             1.10     0.08     --       1.18      --           1.18
                   Telecommunications/1/     1.10     0.08     --       1.18      --           1.18
                   Multi-Strategy            0.65     0.04     --       0.69      --           0.69
                   Large-Cap Core/2/         0.65     0.04     0.01     0.70      --           0.70
                   Strategic Value           0.95     0.49     --       1.44     (0.39)        1.05
                   Growth LT                 0.75     0.04     --       0.79      --           0.79
                   Focused 30                0.95     0.42     --       1.37     (0.32)        1.05
                   Mid-Cap Value/2/          0.85     0.03     0.10     0.98      --           0.98
                   International Value       0.85     0.11     --       0.96      --           0.96
                   Capital Opportunities/1/  0.80     0.06     --       0.86      --           0.86
                   Mid-Cap Growth/1/         0.90     0.06     --       0.96      --           0.96
                   Global Growth/1/          1.10     0.19     --       1.29      --           1.29
                   Equity Index              0.25     0.04     --       0.29      --           0.29
                   Small-Cap Index/2/        0.50     0.13     --       0.63     (0.02)        0.61
                   REIT                      1.10     0.04     --       1.14      --           1.14
                   Inflation Managed/2/      0.60     0.05     --       0.65      --           0.65
                   Managed Bond/2/           0.60     0.05     --       0.65      --           0.65
                   Money Market              0.34     0.04     --       0.38      --           0.38
                   High Yield Bond/2/        0.60     0.05     --       0.65      --           0.65
                   Equity Income/1/          0.95     0.15     --       1.10     (0.05)        1.05
                   Research/1/               1.00     0.12     --       1.12     (0.02)        1.10
                   Equity                    0.65     0.04     --       0.69      --           0.69
                   Aggressive Equity/2/      0.80     0.04     0.02     0.86      --           0.86
                   Large-Cap Value/2/        0.85     0.05     0.05     0.95      --           0.95
                   -------------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 2000 because the Portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these Portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.30% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.50% for I-Net Tollkeeper Portfolio (adjusted for the reduced advisory fee/3/), 0.69% for Large-Cap Core Portfolio, 0.88% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, 0.64% for High Yield Bond Portfolio, 0.84% for Aggressive Equity Portfolio and 0.90% for Large-Cap Value Portfolio.
                       /3/ Effective January 1, 2002, the advisory fee is
                           reduced from the annual rate of 1.50% of average daily net assets to 1.40%.
                       + The Fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a Portfolio pays the cost of brokerage when it buys or sells a Portfolio security, there are no fees or charges to the Fund under the plan. Recaptured commissions may be used to promote and market Fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
An OVERVIEW OF         The Examples section of the Prospectus is replaced with
PACIFIC ONE--          the following:
Examples is
replaced.              The following table shows the expenses you would pay on
                       each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $80,000;

                       . the Variable Investment Options have an annual return
                         of 5%;

                       . the Annual Fee is deducted even when the Contract
                         Value goes over $100,000 and a waiver would normally apply;

                       . our current program to reimburse to Pacific Select
                         Fund Portfolio expenses in excess of the 0.10% expense cap as described in Pacific Select Fund Annual Expenses will continue for at least 10 years.

                       without any Rider reflects the expenses you would pay if you did not buy any of the following optional
                       Riders: Enhanced Guaranteed Minimum Death Benefit Rider (EGMDBR), Earnings Enhancement Guarantee (EEG) Rider, and Guaranteed Protection Advantage Rider, collectively referred to below as "Riders". Riders may be subject to availability. Ask your registered representative about their current status.

                       with Riders reflects the maximum amount of expenses you would pay if you bought the optional combination of Riders whose cumulative expense totaled more than any other optional combination.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Blue Chip
                   without any Rider   25   77  131   279   25   77  131   279   25   77  131   279
                   with Riders         31   96  163   342   31   96  163   342   31   96  163   342
                   ---------------------------------------------------------------------------------
                   Aggressive Growth
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Emerging Markets
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Diversified Research
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Small-Cap Equity
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   International Large-Cap
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   I-Net Tollkeeper
                   without any Rider   30   91  155   327   30   91  155   327   30   91  155   327
                   with Riders         36  111  187   387   36  111  187   387   36  111  187   387
                   ---------------------------------------------------------------------------------
                   Financial Services
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Health Sciences
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Technology
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Telecommunications
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Multi-Strategy
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Large-Cap Core (formerly called Equity Income)
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Strategic Value
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Growth LT
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Focused 30
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Mid-Cap Value
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   International Value
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Capital Opportunities
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Mid-Cap Growth
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Global Growth
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Equity Index
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Small-Cap Index
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   REIT
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Inflation Managed (formerly called Government
                    Securities)
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Managed Bond
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Money Market
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   High Yield Bond
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Equity Income
                   without any Rider   25   78  133   282   25   78  133   282   25   78  133   282
                   with Riders         28   87  148   312   28   87  148   312   28   87  148   312
                   ---------------------------------------------------------------------------------
                   Research
                   without any Rider   26   79  135   287   26   79  135   287   26   79  135   287
                   with Riders         29   88  150   317   29   88  150   317   29   88  150   317
                   ---------------------------------------------------------------------------------
                   Equity
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Aggressive Equity
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Large-Cap Value
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------

                       The purpose of the preceding table is to help you understand the various costs and expenses that you may bear directly or indirectly. The table reflects expenses of the Separate Account as well as those of the underlying Portfolios. Premium taxes may also be applicable. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS, WITHDRAWALS, and Pacific Select Fund Annual Expenses, in the Prospectus and see the Fund's SAI.

                      ---------------------------------------------------------
YOUR INVESTMENT        The chart in the Your Variable Investment Options
OPTIONS is amended.    section is amended to include the following:

PORTFOLIO                INVESTMENT GOAL         THE PORTFOLIO'S         PORTFOLIO
                                                 MAIN INVESTMENTS        MANAGER
Equity Income            Current income.         Equity securities of    Putnam Investment Management, Inc.
                         Capital growth is of    large U.S. companies
                         secondary importance.   with a focus on
                                                 income-producing
                                                 securities believed to
                                                 be undervalued by the
                                                 market.

Research                 Long-term growth of     Equity securities of    Putnam Investment Management, Inc.
                         capital.                large U.S. companies
                                                 with potential for
                                                 capital appreciation.


Equity                   Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                         Current income is of    large U.S. growth-
                         secondary importance.   oriented companies.

Aggressive Equity        Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                                                 small and medium-sized
                                                 companies.


                      ---------------------------------------------------------
                       The second sentence of the sub-section The Investment Adviser is revised to read:

                       We and the Fund have retained other portfolio managers, supervised by us, for 31 of the Portfolios.

                      ---------------------------------------------------------
PURCHASING YOUR        The section Purchasing the Earnings Enhancement
CONTRACT is            Guarantee (EEG) Rider (Optional) is restated as
amended.               follows:

                       Purchasing the Earnings Enhancement Guarantee (EEG) Rider (Optional)

                       You may purchase the EEG Rider (subject to availability) on the Contract Date or on the first Contract Anniversary. For Contracts issued prior to May 1, 2001, you may purchase the EEG Rider on any Contract Anniversary through December 31, 2002. If you buy the EEG Rider within 30 days after the Contract Date or Contract Anniversary, we will make the Effective Date of the EEG Rider to coincide with that Contract Date or Contract Anniversary. The Earnings Enhancement Guarantee (EEG) Rider is also called the Guaranteed Earnings Enhancement (GEE) Rider.

                       You may purchase the EEG Rider only if the age of each Annuitant is 75 years or younger on the date of purchase. The date of purchase is the Effective Date of the Rider as shown in your Contract. Once purchased, the Rider will remain in effect until the earlier of:

                        . the date a full withdrawal of the amount available
                          for withdrawal is made under the Contract;
                        . the date a death benefit becomes payable under the
                          Contract;
                        . the date the Contract is terminated in accordance
                          with the provisions of the Contract; or
                        . the Annuity Date.

                       The EEG Rider may not otherwise be cancelled.

                      ---------------------------------------------------------
                       The PURCHASING YOUR CONTRACT section is amended by adding the following:

                       Purchasing the Guaranteed Protection Advantage Rider (Optional)

                       You may purchase the optional Guaranteed Protection Advantage Rider (subject to availability) on the Contract Date or on any subsequent Contract Anniversary if:

                       . the age of each Annuitant is 80 years or younger on the date of purchase;

                       . the date of the purchase is at least 10 years prior to your selected Annuity Date; and

                       . if you use an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

                       If you purchase the Guaranteed Protection Advantage Rider within 30 days after the Contract Date or a Contract Anniversary, the Effective Date of the Rider will be that Contract Date or Anniversary. If you purchase the Rider 30 days or more after the Contract Date or the Contract Anniversary, the Effective Date of the Rider will be the next Contract Anniversary. The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the "Term") beginning on the Effective Date of the Rider and, subject to certain limitations, each 10-year period thereafter.

                       On the last day of a Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than a specified amount (the "Guaranteed Protection Amount"). The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Guaranteed Protection Amount. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to the allocations used in your most recent asset allocation program.

                       The Guaranteed Protection Amount is equal to (a) plus
                       (b) minus (c) as indicated below:

                       (a) is the Contract Value at the start of a Term;

                       (b) is a percentage of each additional Purchase
                           Payment, as determined from the table below, paid to the Contract during a Term;

                       (c) is a pro rata adjustment for withdrawals made from
                           the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, to the Contract Value immediately prior to the withdrawal.

                       ------------------------------------------------------
                       Contract
                       Year Since              Percentage of Purchase Payment
                       Beginning of            Added to Guaranteed Protection
                       Current Term            Amount
                       ------------------------------------------------------
                       1 through 4                          100%
                       5                                     90%
                       6                                     85%
                       7                                     80%
                       8 through 10                          75%
                       ------------------------------------------------------

                       For purposes of determining the Contract Value at the start of the initial Term, if the Effective Date of the Rider is the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Effective Date of the Rider is a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary. For any subsequent Term, the Contract Value is equal to the Contract Value on the last day of the then prior Term.

                       If, on the last day of a Term, the Contract is annuitized, the first death of an Owner or the death of the last surviving Annuitant occurs, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Guaranteed Protection Advantage Rider before the payment of any annuity or death benefits, or full withdrawal.

                       No additional amount will be made if the Contract Value on the last day of the Term is greater than the Guaranteed Protection Amount.

                       On or before the end of the Term, you can elect to either terminate the Rider, or renew the Rider for another Term provided:

                       . all Annuitant(s) are 80 years or younger at the start of each renewed Term; and

                       . the new Term does not extend beyond your selected Annuity Date.

                       We will contact you at least 30 days before the end of each Term. If we do not receive an election from you prior to the end of each Term, we will automatically renew the Rider for another Term, subject to the restrictions set forth above. If you elect to terminate the Rider, the termination will be effective the day immediately following the end of the Term.

                       The Guaranteed Protection Advantage Rider will remain in effect until the earlier of:

                       . the end of a Term, unless the Rider renews for another Term; or

                       . the Contract Anniversary immediately following the date any portion of the Contract Value is no longer invested in an asset allocation program established and maintained by us for this Rider; or

                       . the Contract Anniversary immediately following the date we receive notification from the Owner to terminate this Rider; or

                       . the date a full withdrawal of the amount available for withdrawal is made under the Contract; or

                       . the date of first death of an Owner or the date of death of the last surviving Annuitant; or

                       . the date the Contract is terminated in accordance with the provisions of the Contract; or

                       .  the Annuity Date.

                       If the Owner dies during a Term and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue until the end of the Term. Subject to the terms of the Rider, the surviving spouse may renew the Rider for another Term, provided the surviving spouse is age 80 or younger at the start of the new Term and the new Term does not extend beyond the selected Annuity Date.

                      ---------------------------------------------------------
                       The PURCHASING YOUR CONTRACT section is amended by adding the following:

                       Information About Optional Riders and IRAs

                       There are special considerations for purchases of any optional death benefit rider. As of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may generally not invest in life insurance contracts. We believe that these regulations do not prohibit the optional death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA. However, the law is unclear and it is possible that a Contract that has an optional death benefit rider and is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA could be disqualified and may result in increased taxes to the Owner.

                       It is our understanding that the charges relating to the optional death benefit riders are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report the rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                      ---------------------------------------------------------
PURCHASING YOUR        The sub-section Forms of Investment is replaced with
CONTRACT--Making       the following:
Your Investments
("Purchase             Forms of Investment
Payments") is
amended.               Your initial and additional Investments may be sent by
                       personal or bank check or by wire transfer. You may also make additional PAC Investments via electronic funds transfer. All checks must be drawn on U.S. funds.
                       We reserve the right to reject:

                        .  cash;
                        . credit card or checks drawn against a credit card account;
                        . cashier's check, money orders or travelers checks in single denominations of less than $10,000;
                        . cashier's checks, money orders, traveler's checks or personal checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank);
                        . third party checks when there is not a clear connection of the third party to the underlying transaction; and
                        .  wires that originate from foreign banks.

                       If you make Investments by check other than a cashier's check, your payment of any withdrawal proceeds and any refund during the "Right to Cancel" period may be delayed until your check has cleared.

                      ---------------------------------------------------------
CHARGES, FEES AND      The CHARGES, FEES AND DEDUCTIONS section is amended by
DEDUCTIONS is          adding the following:
amended.
                       Annual Guaranteed Protection Charge (Optional Rider)

                       If you purchase the Guaranteed Protection Advantage Rider, we will deduct a Guaranteed Protection Charge from your Investment Options on a proportionate basis on each Contract
                       Anniversary that the Rider remains in effect following the Effective Date of the Rider, and if you terminate the Rider. The Guaranteed Protection Charge is equal to 0.10% multiplied by your Contract Value on the date the Charge is deducted.

                       Any portion of the Guaranteed Protection Charge we deduct from the Fixed Option will not be greater than the annual interest credited in excess of 3%. If you make a full withdrawal during a Contract Year, we will deduct the entire Guaranteed Protection Charge for the Contract Year from the final payment made to you.

                      ---------------------------------------------------------
FEDERAL TAX            The sub-section Taxes Payable on Optional Riders is
STATUS--Taxes          replaced with the following:
Payable by Contract
Owners: General        It is our understanding that the charges relating to
Rules is amended.      any optional death benefit rider (SDBR, or PDBR, and/or
                       EEG) are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report any optional death benefit rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                       Additionally, as of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may not invest in life insurance contracts. However, a Contract that is used as an IRA may provide for a death benefit that equals the greater of the Purchase Payments made and the Contract Value.

                       The Contract offers various optional death benefits riders that, when combined with the Contract, may exceed the death benefit allowable under IRS Regulations. Although, we believe that these regulations do not prohibit the optional death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA, the law is unclear. It is possible that the IRS may disqualify the Contract if it is issued with an optional death benefit rider, which may result in certain deemed distributions, increases in taxes, or, possibly, tax penalties. You should consult with a qualified tax advisor before deciding to purchase any optional death benefit rider in connection with any IRA Contract.